Vessel Operating Costs (Details) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018		Jun. 30, 2019	Jun. 30, 2018
Vessel Operating Costs
Crew costs	$ 9,178	$ 9,431		$ 18,273	$ 19,418
Technical maintenance expenses	4,800	3,691		9,697	8,559
Other operating expenses	4,570	5,086		9,209	10,356
Total	$ 18,548	$ 18,208	[1]	$ 37,179	$ 38,333	[1]

[1]	Restated so as to reflect the historical financial statements of GAS-twenty seven Ltd. and GAS-twelve Ltd. acquired on November 14, 2018 and April 1, 2019, respectively, from GasLog (Note 1).